Note 21 - Stock Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public warrants [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	958,272	958,272
Warrants outstanding, amount	$ 910,263	$ 287,482
Change in fair value (in shares)	0	0
Change in fair value, amount	$ (669,257)	$ 622,781
Warrants outstanding (in shares)	958,272	958,272
At December 31	$ 241,006	$ 910,263
Private warrants [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	1,206,250	2,000,000
Warrants outstanding, amount	$ 19,172,009	$ 5,934,000
Change in fair value (in shares)	0	0
Change in fair value, amount	$ 1,708,586	$ 32,764,065
Warrants outstanding (in shares)	0	1,206,250
At December 31	$ 0	$ 19,172,009
Granted (in shares)	0	825,000
Granted, amount	$ 0	$ 4,105,372
Exercised (in shares)	(1,206,250)	(1,618,750)
Exercised, amount	$ (20,880,595)	$ (23,631,428)